         NICHOLAS | APPLEGATE-Registered Trademark- INSTITUTIONAL FUNDS

                            SUPPLEMENT TO PROSPECTUS

                      Retirement Shares dated July 9, 1999

                                NOVEMBER 9, 1999



PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION STARTING ON PAGE 22 AS FOLLOWS:

RANDALL S. KAHN, CFA
PORTFOLIO MANAGER
Since 1999; 12 years prior investment experience with American Century Investments, Daiwa Securities America, Inc. and Daiwa Securities Co., LTD.
B.A.--University of California, Berkley
M.B.A.--University of Chicago

INTERNATIONAL CORE GROWTH

CHRISTOPHER ANGIOLETTI
INVESTMENT ANALYST
Since 1999; 3 years prior investment experience with Sterling Johnston Capital Management, Inc.; Volpe, Brown, Whelan & Co., LLC; and Oppenheimer & Co. Inc.
B.A.--University of California, Los Angeles
J.D.--Vanderbilt University School of Law

INTERNATIONAL CORE GROWTH

PLEASE DELETE THE REFERENCE TO EMMY SOBIESKI.